Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of trade receivables - Trade receivables [member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of trade receivables [Line Items]
Trade receivables	$ 18,952,763	$ 16,276,263
Bad debt provision for trade receivables	(11,215,912)	(4,923,646)
Trade receivables, net	$ 7,736,851	$ 11,352,617